INTANGIBLE ASSETS, NET - Expected amortization expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
2025	$ 470
2026	19
Amortized cost	$ 489	$ 1,021